Expense Example	Feb. 28, 2025 USD ($)
Eaton Vance Focused Growth Opportunities Fund
Expense Example	Example.
Expense Example Narrative	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	Portfolio Turnover
Portfolio Turnover	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	23.00%
Eaton Vance Focused Growth Opportunities Fund | Class A
1 Year	$ 626
3 Years	848
5 Years	1,086
10 Years	1,770
1 Year	626
3 Years	848
5 Years	1,086
10 Years	1,770
Eaton Vance Focused Growth Opportunities Fund | Class C
1 Year	283
3 Years	573
5 Years	988
10 Years	1,947
1 Year	183
3 Years	573
5 Years	988
10 Years	1,947
Eaton Vance Focused Growth Opportunities Fund | Class I
1 Year	82
3 Years	262
5 Years	458
10 Years	1,023
1 Year	82
3 Years	262
5 Years	458
10 Years	$ 1,023
Eaton Vance Focused Value Opportunities Fund
Expense Example	Example.
Expense Example Narrative	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	Portfolio Turnover
Portfolio Turnover	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	88.00%
Eaton Vance Focused Value Opportunities Fund | Class A
1 Year	$ 621
3 Years	838
5 Years	1,073
10 Years	1,745
1 Year	621
3 Years	838
5 Years	1,073
10 Years	1,745
Eaton Vance Focused Value Opportunities Fund | Class C
1 Year	277
3 Years	563
5 Years	973
10 Years	1,924
1 Year	177
3 Years	563
5 Years	973
10 Years	1,924
Eaton Vance Focused Value Opportunities Fund | Class I
1 Year	76
3 Years	252
5 Years	443
10 Years	995
1 Year	76
3 Years	252
5 Years	443
10 Years	$ 995